Leases (Details) - Schedule of weighted average lease term and weighted average discount rate	Dec. 31, 2021
Schedule of weighted average lease term and weighted average discount rate [Abstract]
Operating leases weighted average remaining lease term (in years)	2 years 4 months 9 days
Operating leases weighted average discount rate	4.59%